Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

12. INCOME TAXES

The provision for income taxes is:

For the years ended December 31,	2017	2016	2015

Current Tax
Canada	(217)	(260)	441
United States	(38)	1	(12)
Current Tax Expense (Recovery)	(255)	(259)	429
Deferred Tax Expense (Recovery)	203	(84)	(453)
Tax Expense (Recovery) From Continuing Operations	(52)	(343)	(24)

In 2017 and 2016, the Company recorded a current tax recovery due to the carryback of losses for income tax purposes and prior year adjustments. A deferred tax expense was recorded in 2017 due to the revaluation gain of our pre-existing interest in connection with the Acquisition, partially offset by a $275 million recovery from the reduction of the U.S. federal corporate income tax rate from 35 percent to 21 percent reducing the Company’s deferred income tax liability and the impact of E&E asset writedowns.

In 2015, the Company recorded a deferred tax recovery of $415 million arising from an adjustment to the tax basis of the refining assets. The increase in tax basis was a result of the Company’s partner recognizing a taxable gain on its interest in WRB which, due to an election filed with the U.S. tax authorities, was added to the tax basis of WRB’s assets. This was partially offset by an increase in the deferred tax expense as a result of a two percent increase in the Alberta corporate income tax rate.

The following table reconciles income taxes calculated at the Canadian statutory rate with recorded income taxes:

For the years ended December 31,	2017	2016	2015

Earnings (Loss) From Continuing Operations Before Income Tax	2,216	(802)	890
Canadian Statutory Rate	27.0%	27.0%	26.1%
Expected Income Tax Expense (Recovery) From Continuing Operations	598	(217)	232
Effect of Taxes Resulting From:
Foreign Tax Rate Differential	(17)	(46)	(41)
Non-Taxable Capital (Gains) Losses	(148)	(26)	137
Non-Recognition of Capital (Gains) Losses	(118)	(26)	135
Adjustments Arising From Prior Year Tax Filings	(41)	(46)	(55)
(Recognition) of Previously Unrecognized Capital Losses	(68)	-	(149)
(Recognition) of U.S. Tax Basis	-	-	(415)
Change in Statutory Rate	(275)	-	114
Non-Deductible Expenses	(5)	5	7
Other	22	13	11
Total Tax Expense (Recovery) From Continuing Operations	(52)	(343)	(24)
Effective Tax Rate	(2.3)%	42.8%	(2.7)%

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

As at December 31,	2017	2016

Deferred Income Tax Liabilities
Deferred Tax Liabilities to be Settled Within 12 Months	186	6
Deferred Tax Liabilities to be Settled After More Than 12 Months	6,229	3,147
	6,415	3,153
Deferred Income Tax Assets
Deferred Tax Assets to be Recovered Within 12 Months	(374)	(117)
Deferred Tax Assets to be Recovered After More Than 12 Months	(428)	(451)
	(802)	(568)
Net Deferred Income Tax Liability	5,613	2,585

The deferred income tax assets and liabilities to be settled within 12 months represents Management’s estimate of the timing of the reversal of temporary differences and may not correlate to the current income tax expense of the subsequent year.

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Timing of Partnership Items	Risk Management	Other	Total

As at December 31, 2015	3,052	-	82	17	3,151
Charged (Credited) to Earnings	118	-	(76)	(16)	26
Charged (Credited) to OCI	(24)	-	-	-	(24)
As at December 31, 2016	3,146	-	6	1	3,153
Charged (Credited) to Earnings	625	164	11	1	801
Charged (Credited) to Purchase Price Allocation	2,506	-	-	-	2,506
Charged (Credited) to OCI	(45)	-	-	-	(45)
As at December 31, 2017	6,232	164	17	2	6,415
Deferred Income Tax Assets	Unused Tax Losses	Timing of Partnership Items	Risk Management	Other	Total

As at December 31, 2015	(172)	(36)	(8)	(119)	(335)
Charged (Credited) to Earnings	(102)	36	(77)	(92)	(235)
Charged (Credited) to OCI	4	-	-	(2)	2
As at December 31, 2016	(270)	-	(85)	(213)	(568)
Charged (Credited) to Earnings	67	-	(198)	(87)	(218)
Charged (Credited) to Share Capital	-	-	-	(28)	(28)
Charged (Credited) to OCI	12	-	-	-	12
As at December 31, 2017	(191)	-	(283)	(328)	(802)

Net Deferred Income Tax Liabilities	Total

Net Deferred Income Tax Liabilities as at December 31, 2015	2,816
Charged (Credited) to Earnings	(209)
Charged (Credited) to OCI	(22)
Net Deferred Income Tax Liabilities as at December 31, 2016	2,585
Charged (Credited) to Earnings	583
Charged (Credited) to Purchase Price Allocation	2,506
Charged (Credited) to Share Capital	(28)
Charged (Credited) to OCI	(33)
Net Deferred Income Tax Liabilities as at December 31, 2017	5,613

No deferred tax liability has been recognized as at December 31, 2017 on temporary differences associated with investments in subsidiaries and joint arrangements where the Company can control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future. In 2016, the Company had temporary differences of $7,457 million in respect of these investments where, on dissolution or sale, a tax liability might have existed. The Company has 100 percent control of that investment as of May 17, 2017.

The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2017	2016

Canada	8,317	4,273
United States	1,714	2,036
	10,031	6,309

As at December 31, 2017, the above tax pools included $73 million (2016 – $46 million) of Canadian non-capital losses and $593 million (2016 – $623 million) of U.S. federal net operating losses. These losses expire no earlier than 2025.

Also included in the December 31, 2017 tax pools are Canadian net capital losses totaling $8 million (2016 – $43 million), which are available for carry forward to reduce future capital gains. All of these net capital losses are unrecognized as a deferred income tax asset as at December 31, 2017 (2016 – $40 million). Recognition is dependent on future capital gains. The Company has not recognized $293 million (2016 – $730 million) of net capital losses associated with unrealized foreign exchange losses on its U.S. denominated debt.